Organization, Plan of Business Operations and Liquidity	8 Months Ended
Sep. 30, 2012
Organization, Plan Of Business Operations and Liquidity [Abstract]
Organization, Plan of Business Operations and Liquidity

Note 1 — Organization, Plan of Business Operations and Liquidity

Collabrium Japan Acquisition Corporation (a company in the development stage) (the “Company”) was incorporated in the British Virgin Islands on February 8, 2012 as a business company with limited liability formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or any other similar business combination with, one or more businesses or entities (a “Business Combination”).

The accompanying financial statements are presented in US Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

At September 30, 2012, the Company had not yet commenced any operations. All activity through September 30, 2012 relates to the Company’s formation and the public offering as described below.  On October 24, the Company changed its fiscal year-end from December 31 to September 30.

The Company is considered to be a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities.” The Company is subject to all of the risks associated with development stage companies.

The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on October 18, 2012. On October 24, 2012, the Company consummated the Public Offering and received proceeds, net of underwriter’s discount, of $39,400,000 and simultaneously received $2,700,000 from the issuance of 3,600,000 warrants (“Insider Warrants”) in a private placement (the “Private Placement”) (See Note 3).  On November 29, 2012, the Company consummated the closing of the sale of 200,000 Units which were sold subject to the underwriter’s over-allotment option and the Company received proceeds, net of underwriter’s discount, of $1,970,000.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of this Public Offering and the Private Placement (See Note 3), although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to affect a Business Combination successfully. Upon the closing of the Public Offering including the closing of a portion of the over-allotment option, $43,370,000 (approximately $10.33 per Public Share sold), including the proceeds of the Private Placement, is held in a trust account (“Trust Account”) and will be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the initial Business Combination and the Company’s failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s Chairman of the Board and the Company’s Chief Executive Officer have agreed that they will be jointly and severally liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, they may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, (1) interest income on the funds held in the Trust Account can be released to the Company to pay its income and other tax obligations and (2) interest income on the funds held in the Trust Account can be released to the Company to pay for its working capital requirements in connection with searching for a Business Combination.

The Company’s securities are listed on the Nasdaq Capital Markets (“Nasdaq”). Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes a Business Combination with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account less the deferred commission (Note 7) and amounts to pay tax obligations at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.

The Company was required to determine if it was a foreign private issuer (“FPI”) under Rule 3b-4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the Securities and Exchange Commission for the Public Offering. The Company determined it was an FPI prior to the filing of the Registration Statement. As an FPI, the Company will be required to comply with the tender offer rules in connection with its initial Business Combination. The Company is required to determine its status as an FPI on an ongoing basis for all subsequent fiscal years as of the last day of its most recently completed second fiscal quarter. On such date, if the Company no longer qualifies as an FPI (as set forth in Rule 3b-4 of the Exchange Act), the Company will then become subject to the U.S. domestic issuer rules as of the first day of its fiscal year following the determination date.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to redeem their public shares for a pro rata share of the Trust Account by means of a tender offer (or it may have the option of conducting redemptions in conjunction with a proxy solicitation pursuant to the proxy rules if the Company is no longer an FPI). Each Public Shareholder will be entitled to receive a full pro rata portion of the amount then in the Trust Account (initially approximately $10.33 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). In no event will the Company consummate an initial Business Combination and allow redemptions of public shares such that the Company would have less than $5,000,001 in net tangible assets (including as a result of any redemptions that occurred upon us taking advantage of the extension period described below). All of the Initial Shareholders, as defined in Note 5, waived any redemption rights they may have in connection with the initial Business Combination pursuant to letter agreements executed prior to the Public Offering.

Notwithstanding the foregoing redemption rights, if the Company is no longer an FPI and the Company seeks shareholder approval of its initial Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company’s memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 19.9% of the shares sold in the Public Offering.

The Company’s amended and restated memorandum and articles of association provides that the Company will continue in existence only until January 24, 2014 (or April 24, 2014 if the company takes advantage of the full 90-day extension period described below). If the Company has not completed a Business Combination by such date, it will trigger the automatic liquidation of the Trust Account and the voluntary liquidation of the Company. If the Company is forced to liquidate prior to a Business Combination, its Public Shareholders are entitled to have their shares redeemed for a pro rata portion of the Trust Account, including any interest, and any net assets remaining available for distribution to them after payment of liabilities. The Initial Shareholders have agreed to waive their rights to share in any distribution with respect to their initial shares held prior to the Public Offering.

Pursuant to the Company’s Amended and Restated Memorandum and Articles of Association, if the Company anticipates that it may not be able to consummate a Business Combination by January 24, 2014 (15 months from the closing of the Public Offering), the Company may extend the period of time to consummate a Business Combination by up to an additional 90 days by offering Public Shareholders the right to have their shares redeemed for a pro rata portion of the amount then on deposit in the Trust Account; provided that the Company will not extend the period of time to consummate an Business Combination if it will cause the Company to have less than $5,000,001 of net tangible assets.

The Company has limited resources from which to pay its expenses until a Business Combination is completed.  The Company anticipates that in order to fund its working capital requirements, it may need to use all of the remaining funds not held in trust and the interest earned on the funds held in the trust account. In the event that its working capital requirements exceed amounts not held in trust and the interest earned on the funds held in the trust account, the Company may need to enter into contingent fee arrangements with its vendors or raise additional capital through loans or additional investments from its initial shareholders, officers, directors, or third parties.  None of the initial shareholders, officers or directors is under any obligation to advance funds to, or invest in, the Company.  Accordingly, significant uncertainties include the inability to obtain additional financing if needed to execute its business plan until a Business Combination is completed.